BALANCE SHEETS - USD ($)	Jan. 31, 2025	Jan. 31, 2024
Assets
Cash and cash equivalents	$ 100,204,531	$ 23,980,448
Accrued income receivable	1,160,761	1,960,358
Contract asset	240,642	451,896
Prepaid expenses	122,518	297,647
Current assets	101,728,452	26,690,349
Assignments of leased property
Amended assignment of Peters Lease	1	1
Assignment of Cloquet Leases	1	1
Certificate of beneficial interest for 13,120,010 units of Land Trust	1	1
Total fixed property	3	3
Total assets	101,728,455	26,690,352
Liabilities, Unallocated Reserve And Trust Corpus
Distribution payable	78,064,060	4,854,404
Accrued expenses	336,675	860,802
Total liabilities	78,400,735	5,715,206
Unallocated reserve	23,327,717	20,975,143
Trust corpus	3	3
Total liabilities, unallocated reserve and trust corpus	$ 101,728,455	$ 26,690,352